Net Income Per Limited Partner Unit And Distributions (Tables)	12 Months Ended
Dec. 31, 2012
Net Income Per Limited Partner Unit And Distributions [Abstract]
Allocation Of Net Income To General Partner And Limited Partners

	Year Ended December 31,
	2012	2011	2010
Net income	$38,889	$45,003	$34,872
GP's incentive distributions	(14,753)	(7,049)	(2,016)
Net income after incentive distributions	24,136	37,954	32,856
GP's interest in net income after incentive distributions	7,465	686	510
LP's interest in net income after incentive distributions	$16,671	$37,268	$32,346

Schedule Of Reconciliation Of Earnings Per Share

		Year Ended December 31,
	2012	2011	2010
Limited partners' interest in net income	$16,671	$37,268	$32,346
Weighted-average limited partner units - basic (1)	45,223	37,206	29,070
Effect of unvested phantom units	197	114	2,246
Weighted-average limited partner units - diluted (1)	45,420	37,320	31,316
Basic earnings per unit:
Net income per limited partner	$0.37	$1.00	$1.11
Diluted earnings per unit:
Net income per limited partner	$0.37	$1.00	$1.03

(1) Includes 6,869,268 and 4,828,093 Class C units for the years ended December 31, 2012 and 2011.

Schedule Of Distributions Made To Partners

				Distribution Paid
			Limited Partners		General Partner
				Paid-In-	Cash paid	Paid-In-
				Kind Value	to General	Kind Value
	Attributable to the	Per Unit	Cash paid	to Class C	Partner	to Class C	Total	Total
Payment Date	Quarter Ended	Distribution	to common	unitholders	and IDR	unitholders	Cash	Distribution
2013
February 12, 2013	December 31, 2012	$0.51	$21.0	$3.7	$4.1	$0.6	$25.1	$29.4

2012
November 9, 2012	September 30, 2012	$0.51	$21.0	$3.5	$4.1	$0.6	$25.1	$29.2
August 10, 2012	June 30, 2012	$0.50	$20.6	$3.4	$3.7	$0.5	$24.3	$28.2
May 11, 2012	March 31, 2012	$0.50	$18.2	$3.4	$3.3	$0.5	$21.5	$25.4
February 10, 2012	December 31, 2011	$0.49	$17.9	$3.2	$2.8	$0.5	$20.7	$24.4

2011
November 10, 2011	September 30, 2011	$0.48	$15.8	$3.1	$2.3	$0.4	$18.1	$21.6
August 12, 2011	June 30, 2011	$0.46	$15.2	$2.9	$1.6	$0.2	$16.8	$19.9
May 13, 2011	March 31, 2011	$0.44	$13.7	$2.7	$1.1	$0.2	$14.8	$17.7
February 11, 2011	December 31, 2010	$0.43	$13.4	$—	$0.9	$—	$14.3	$14.3